Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 1,486	$ 3,047
Derivative financial instruments:
Loss arising during the period	(84)	(322)
Reclassification adjustments for (gain) loss included in the condensed consolidated statements of operations and financial position (basis adjustment)	(158)	84
Other comprehensive income, before tax, change in value of derivative financial instruments	(242)	(238)
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(1,761)	1,181
Other comprehensive income, before tax, exchange differences on translation	(1,761)	1,181
Share of other comprehensive income related to associates and joint ventures:
Loss arising during the period	(193)	(76)
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(22)	(267)
Loss arising during the period	(215)	(343)
Income tax expense (income) related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	258	(34)
Investments in equity instruments at FVOCI:
Gain (Loss) arising during the period	10	(93)
Share of other comprehensive gain (loss) related to associates and joint ventures	14	4
Other comprehensive income that will not be reclassified to profit or loss, before tax	24	(89)
Employee benefits - Recognized actuarial gain	0	0
Share of other comprehensive income related to associates and joint ventures	(7)	10
Other comprehensive income net of tax, gains losses on remeasurements of defined benefit plans	(7)	10
Income tax expense related to components of other comprehensive income that cannot be recycled to the condensed consolidated statements of operations	0	0
Other comprehensive (loss) income	(1,943)	487
Equity holders of the parent	(1,891)	476
Non-controlling interests	(52)	11
Total comprehensive (loss) income	(457)	3,534
Total comprehensive income attributable to:
Equity holders of the parent	(449)	3,432
Non-controlling interests	$ (8)	$ 102